INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Advances from customers	$ 3,335,740	$ 9,216,032
Deferred Revenue	587,400	15,659,630
Deferred revenue and advances from customers - current	3,923,140	24,875,662
Non-current
Advances from customers	52,511	620,893
Deferred Revenue	1,872,627	1,436,912
Deferred revenue and advances from customers - Non-current	$ 1,925,138	$ 2,057,805